Stockholders' Equity (10K) (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of stock options outstanding
Stock Options Outstanding, Beginning Balance			72,012	69,537	69,537	44,529
Stock Options, Granted			36,633	2,500	4,500	26,553
Stock Options, Exercised
Stock Options, Forfeited, or expired			(2,150)	(1,077)	(2,025)	(1,545)
Stock Options Outstanding, Ending Balance	106,495	70,960	106,495	70,960	72,012	69,537
Stock Options, Vested and expected to vest at ending balance	103,820	63,996	103,820	63,996
Options exercisable	69,757	55,102	69,757	55,102	57,058	43,379
Weighted Average Exercise Price, Beginning Period			$ 0.04	$ 0.05	$ 0.05	$ 0.05
Weighted Average Exercise Price, Granted			0.02	0.03	0.02	0.04
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited, or expired			0.03	0.05	0.11	0.11
Weighted Average Exercise Price, Ending Period	$ 0.04	$ 0.05	0.04	0.05	0.04	0.05
Weighted Average Exercise Price, Vested and expected to vest at ending balance	0.03	0.05	0.03	0.05
Weighted Average Exercise Price, Exercisable at ending balance	$ 0.04	$ 0.05	$ 0.04	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Weighted Average Remaining Contractual Term, ending balance			4 years 4 months 20 days	4 years 3 months 18 days	4 years 2 months 5 days	5 years 7 days
Weighted Average Remaining Contractual Term, vested and expected to vest at ending balance			3 years 2 months 16 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Term, excercisable at ending balance			3 years 6 months 11 days	3 years 11 months 23 days	3 years 10 months 10 days	4 years 7 months 10 days
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Granted					$ 27
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited or expired
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Vested and expected to vest at ending balance
Aggregate Intrinsic Value, Exercisable at ending balance					$ 7
Weighted average grant date fair value of options granted during period					$ 0.02	$ 0.04